Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Mason Capital Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001953487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
Fundamentals First ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fundamentals First ETF – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended June 30, 2024, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. You would incur these hypothetical expenses whether or not you were to redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Your expenses paid to the Fund would be the same whether or not you redeem your shares at the end of either time period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategy is a long-only, long-term approach as it seeks to buy and hold its investments, provided that such investments meet the investment criteria used by the Fund’s adviser. The Fund primarily invests in publicly-traded equity securities and fixed income securities. Equity securities include common stock and American Depositary Receipts (ADRs), both sponsored and unsponsored, and may be made in companies of any market capitalization, industry or geographical location including foreign and emerging market countries. The Fund considers issuers from foreign countries to be those issuers economically tied to a country or countries outside the United States. To determine whether an issuer is economically tied to a country outside the United States, the advisor will consider whether the issuer is headquartered or has its principal place of business in a country outside the United States and the issuer is organized under the laws of the that country. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

With respect to fixed income securities, the Fund may invest in (1) domestic and foreign corporate bonds and notes (including commercial notes, unsecured promissory notes and variable rate notes) issued by domestic and foreign corporate issuers; (2) U.S. Treasury bills, notes and bonds; and (3) money market instruments including money market funds. The Fund may also gain investment exposure to fixed income securities by investing in exchange-traded funds (ETFs) that primarily invest in the same types of fixed income securities in which the Fund may invest. Fixed income holdings may be of any maturity, duration or credit rating, including high-yield bonds (also known as “junk bonds”). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund will not invest more than 10% of its assets in high-yield fixed income securities. Investments in any one portfolio holding are limited to 5% of the Fund’s assets (except for money market funds and U.S. Treasury securities), measured at the time of purchase. In the event a holding comes to represent more than 5% of the Fund’s assets, the Fund will sell a portion of such holding to bring it the position to below 5% of the Fund’s assets. Under normal market conditions, the Fund intends to invest approximately 65%-90% of its net assets in equity securities and approximately 10%-35% of its net assets in fixed income securities.

Investments are made once due diligence indicates that a company is deemed to be of sufficient quality and that the securities of that company are attractively priced as assessed by the Investment Team of Mason Capital Partners, the Fund’s investment advisor (the “Advisor”). Due diligence includes a fundamental quantitative and qualitative assessment of a company and its securities. Typically, this process includes a review of a company’s publicly filed financial statements and press releases as well as discussions with its executive and/or investor relations teams. The Fund is named “Fundamentals First” because the Advisor emphasizes fundamental investment research and analysis in managing the Fund. Fundamental analysis measures a security’s intrinsic value by examining related economic and financial factors, as well as market conditions. In conducting its own fundamental research on securities, the Advisor considers company filings and press releases, industry data and its own interviews with company management. The Advisor seeks to invest in companies which it believes have strong management that is focused on delivering shareholder value. The Advisor uses its fundamental analysis process to select investments for the long-term with relatively low turnover. As a long-term investor, the Advisor considers itself to be an “owner” of a company rather than a short-term trader.

The Advisor may decide to sell a holding if in its opinion the security or the company issuing the security no longer align with the objectives of the Fund. This may include a change to management, corporate structure, financials, future prospects of the business, or any other change that brings into question the potential benefit of holding such security. The Advisor may also sell a holding if the security or underlying company have failed to meet expectations that led to the initial investment. The Advisor may decrease the Fund’s exposure to a security without selling it entirely based on the same criteria, or as part of the strategy not to expose more capital to a specific security than is deemed reasonable.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not been operational for a full calendar year, no performance information is presented for the Fund at this time. In the future, performance information for the Fund will be presented in this section of the Prospectus. Performance information will show changes in the Fund’s performance from year to year and show how the Fund’s average annual returns compare with those of a broad-based market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.fundamentalsfirstfund.com or by calling 617-228-5190.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will show changes in the Fund’s performance from year to year and show how the Fund’s average annual returns compare with those of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been operational for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	617-228-5190
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundamentalsfirstfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Fundamentals First ETF | Fundamentals First ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Fundamentals First ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all registered funds, there is the risk that you could lose money through your investment in the Fund.
Fundamentals First ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk. The Fund is subject to market risk since securities are priced by public markets. Performance of the Fund is tied to the performance of its underlying investments. Securities held within the Fund may decline in value due to general sentiment, due to poor performance of the underlying companies, or for an unknown number of other reasons. The net asset value (“NAV”) of the Fund is calculated using the values of securities held within the Fund, so declines in value of securities held within the Fund will directly lead to a decline in net asset value of the Fund. Total return of the Fund may, and likely will, vary for any number of reasons (including but not limited to regional or geopolitical issues, macroeconomic factors, interest rates, or natural disasters). The market frequently moves in unexpected ways over short time frames which is why we believe investment decisions should be viewed in a long-term context.

Fundamentals First ETF | Security Selection
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Security Selection. Fund performance is directly tied to the securities held in the portfolio. The portfolio is made up of securities in companies as selected by Mason Capital Partners. While the portfolio managers of the Fund make a reasonable effort to perform due diligence on securities and the underlying companies, the results may not be satisfactory.

Fundamentals First ETF | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk. Common stocks and ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a common stock or ADR may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Fundamentals First ETF | Asset Allocation
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Asset Allocation. The performance of the Fund is derived from the weighted performance of the securities in the portfolio. Even if a satisfactory set of securities are selected by the Mason Capital team, the decisions of how much weight to ascribe to each position may result in performance that is not satisfactory. The overall strategy of the Fund includes limiting maximum position size to 5% in order to limit risk specific to any one security. Results could vary from a portfolio made up of the same list of securities but with different relative weights. Under normal market conditions, the Fund intends to invest approximately 65%-90% of its net assets in equity securities and approximately 10%-35% of its net assets in fixed income securities.

Fundamentals First ETF | Large Capitalization Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Fundamentals First ETF | Small and Medium Capitalization Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may cause their market price to be more volatile than larger companies in response to buying and selling pressures. Small and medium sized companies may have more concentrated risks if, among other things, they address fewer markets, sell fewer product lines, have fewer financial resources and lack management experience relative to larger companies and as a result market prices of securities of such companies may be more volatile.

Fundamentals First ETF | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Risk. The Fund is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities are subject to the following risks:

o	Call Risk. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

o	Credit Risk. The risk that an issuer will fail to pay its obligations when they are due. As a result, the income from an investment might be reduced and the value of the investment might fall. Changes in the economic, social or political conditions that affect an issuer, or type of security or other instrument can increase the risk of default by an issuer or counterparty, which can affect a fixed income security’s credit quality or value and an issuer’s ability or willingness to pay interest and principal when due.

o	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

o	Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

o	Interest Rate Risk. The Fund is subject to the risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates. Generally, a fixed income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Fundamentals First ETF | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Securities Risk. The Fund holds foreign securities which could expand the breadth of macro risks facing the Fund. Foreign issuers are subject to different disclosure requirements than US companies, which could result in less timely disclosures leading to errant analysis. Foreign securities are also subject to currency fluctuations versus the US dollar which is the functional currency of the Fund. These risks may be magnified in emerging markets which are part of the Fund’s investable universe.

Fundamentals First ETF | Emerging Market Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Emerging Market Securities Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid which could cause security pricing to be volatile and could make it difficult to accumulate or exit a position at a target price.

Fundamentals First ETF | U.S. Treasury Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Treasury Securities Risk. Treasury securities may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s Treasury securities holdings to decline.

Fundamentals First ETF | ETF Structure Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Market Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in the shares of the ETF and in executing purchase or redemption orders, which can lead to wider bid-ask spreads and variances between the market price of ETF shares and the underlying value of those shares.

o	Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. This could lead to differences between market price and underlying value of shares and shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

o	Liquidity Risk. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, for example during times of market stress. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value and wider bid/ask spreads.

o	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made purchases or redemptions in-kind. Such transaction costs could decrease the Fund’s net asset value to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

o	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

o	International Holdings Risk. As a portion of the Fund’s underlying securities may trade in a market that is closed when the exchange on which the Fund’s shares are listed and traded is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Accordingly, this difference in markets could lead to a differences between the market price of the Fund’s shares and the underlying value of those shares.

Fundamentals First ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The Fund may invest in ETFs that primarily invest in the same types of fixed income securities in which the Fund may invest. The ETFs may be subject to specific risks, depending on the nature of the ETF. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares. Shares of the ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund and, thus, indirectly expenses to the shareholders.

Fundamentals First ETF | Holding Period Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Holding Period Risk. It is the intention of the Fund to hold a position in securities selected for the portfolio by the Advisor for multiple years. Securities may not end up being purchased and sold at their relative low and high prices, respectively, and the returns of the Fund may not reflect the most optimal returns for a specific security during a given time period due to timing of increases or reductions in position size.

Fundamentals First ETF | Limited History of Operations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

Fundamentals First ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Depositary Receipts Risk. Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Fundamentals First ETF | Money Market Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Money Market Fund Risk. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Fundamentals First ETF | Lower Quality (High-Yield or Junk Bonds) Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Lower Quality (High-Yield or Junk Bonds) Debt Securities Risk. The Fund may invest in lower quality debt securities, including junk bonds. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Fundamentals First ETF | Commercial Notes Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Commercial Notes Risk. Commercial notes are subject to interest rate and credit risks. Commercial notes are generally unsecured which subjects the Fund to potentially greater losses than the holder of a secured instrument in the event the issuer defaults.

Fundamentals First ETF | Variable Rate Notes Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Variable Rate Notes Risk. The market prices of notes with variable interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable rate notes may decline in value if market interest rates or interest rates paid by such instruments do not move as expected.

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.